Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 281,011,710.00
Total Fee Amount	38,807.72
Total Offset Amount	0.00
Net Fee	$ 38,807.72
Offering Table N/A
Offset Table N/A	N/A